SCHWAB STRATEGIC TRUST

Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETFTM

Schwab Short-Term U.S. Treasury ETFTM

Schwab Intermediate-Term U.S. Treasury ETFTM

Schwab U.S. Aggregate Bond ETFTM

Supplement dated December 15, 2016 to the Prospectus and Statement of Additional Information (SAI), both dated April 29, 2016, as supplemented June 30, 2016 and October 7, 2016

This supplement provides new and additional information beyond that contained in the above referenced Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

On August 24, 2016, Bloomberg Finance L.P. acquired Barclays Risk Analytics and Index Solutions Ltd. from Barclays PLC. As a result of this acquisition the Barclays indices have been rebranded as Bloomberg Barclays indices. Effective December 15, 2016, all references to the Barclays indices in the Funds’ Prospectus and SAI are hereby deleted and replaced in their entirety as noted in the table below.

OLD INDEX NAME	NEW INDEX NAME
Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
Barclays U.S. 1-3 Year Treasury Bond Index	Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index
Barclays U.S. 3-10 Year Treasury Bond Index	Bloomberg Barclays U.S. 3-10 Year Treasury Bond Index
Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Aggregate Bond Index

In addition, the following changes are made to the prospectus and SAI:

1. The “Index ownership” footnote that appears on page 1 of the prospectus is deleted and replaced with the following information.

Index ownership – © 2016 Bloomberg Index Services Limited, an affiliate of Bloomberg Finance L.P. All rights reserved. The Schwab U.S. TIPS ETF is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation regarding the advisability of investing in shares of the fund.

2. The “Index ownership” footnote that appears on page 4 of the prospectus is deleted and replaced with the following information.

Index ownership – © 2016 Bloomberg Index Services Limited, an affiliate of Bloomberg Finance L.P. All rights reserved. The Schwab Short-Term U.S. Treasury ETF is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation regarding the advisability of investing in shares of the fund.

3. The “Index ownership” footnote that appears on page 7 of the prospectus is deleted and replaced with the following information.

Index ownership – © 2016 Bloomberg Index Services Limited, an affiliate of Bloomberg Finance L.P. All rights reserved. The Schwab Intermediate-Term U.S. Treasury ETF is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation regarding the advisability of investing in shares of the fund.

4. The “Index ownership” footnote that appears on page 10 of the prospectus is deleted and replaced with the following information.

Index ownership – © 2016 Bloomberg Index Services Limited, an affiliate of Bloomberg Finance L.P. All rights reserved. The Schwab U.S. Aggregate Bond ETF is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation regarding the advisability of investing in shares of the fund.

5. The index provider and disclaimers information in the prospectus on page 34 paragraphs 4-6 and in the SAI on page 2 paragraphs 2-3 are deleted and replaced with the following information.

Index provider

CSIM has entered into a license agreement with Bloomberg Finance L.P. to use the Bloomberg Barclays Indices. Fees payable under the license agreement are paid by CSIM. Bloomberg Finance L.P. has no obligation to continue to provide the Bloomberg Barclays Indices to CSIM beyond the term of the license agreement.

Disclaimers

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS® is a trademark and service mark of Barclays Bank PLC, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors own all proprietary rights in the Bloomberg Barclays Indices.

Neither Barclays Bank PLC, Barclays Capital Inc., nor any affiliate (collectively Barclays) nor Bloomberg is the issuer or producer of the Schwab ETFs and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Schwab ETFs. The Bloomberg Barclays Indices are licensed for use by CSIM for use by the Schwab ETFs. The only relationship of Bloomberg and Barclays with CSIM in respect of the Bloomberg Barclays Indices is the licensing of the Bloomberg Barclays Indices, which are determined, composed and calculated by BISL, or any successor thereto, without regard to CSIM or the Schwab ETFs or the shareholders of the Schwab ETFs.

Additionally, CSIM, investment adviser to the Schwab ETFs, may for itself execute transaction(s) with Barclays in or relating to the Bloomberg Barclays Indices in connection with the Schwab ETFs. Investors acquiring Schwab ETFs neither acquire any interest in the Bloomberg Barclays Indices nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Schwab ETFs. The Schwab ETFs are not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied, regarding the advisability of investing in the Schwab ETFs or the advisability of investing in securities generally or the ability of the Bloomberg Barclays Indices to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Schwab ETFs with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for or has participated in the determination of the timing of, prices at, or quantities of the Schwab ETFs to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of CSIM or the owners of the Schwab ETFs or any other third party into consideration in determining, composing or calculating the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Schwab ETFs.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Schwab ETFs, investors or other third parties. In addition, the licensing agreement between CSIM and Bloomberg is solely for the benefit of CSIM and Bloomberg and not for the benefit of the owners of the Schwab ETFs, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TOCSIM, INVESTORS OR OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THECSIM, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE

CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDICES, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS, EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDICES OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE SCHWAB ETFS.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167, registered office 1 Churchill Place London E14 5HP.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG95004-00 (12/16)

00187381

3